Allowance for Credit Losses	9 Months Ended
Sep. 30, 2026
Credit Loss [Abstract]
Allowance for Credit Losses

6. Allowance for credit losses

The Company has exposure to credit losses for financial assets, including settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the nine months ended September 30, 2026:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2025	$9,499	$4,524	$14,445	$28,468
Credit loss expense	31,614	2,979	(439)	34,154
Recoveries	1,244	2,271	-	3,515
Write-Offs	(27,588)	(4,428)	(92)	(32,108)
Other (1)	(32)	(551)	(27)	(610)
Balance as of September 30, 2026	$14,737	$4,795	$13,887	$33,419

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were ($99) and $261 for the three months ended September 30, 2026 and 2025, respectively, and $145 and $479 for the nine months ended September 30, 2026 and 2025, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.

Credit loss expense for the three months ended September 30, 2026 and 2025 was $8,748 and $13,220, respectively, and for the nine months ended September 30, 2026 and 2025 was $34,154 and $27,310, respectively. The decrease in credit loss expense for the three months ended September 30, 2026 was primarily attributable to the recognition of a specific provision for expected chargebacks related to an individual merchant in the Merchant Solutions segment in the prior period. The increase in credit loss expense for the nine months ended September 30, 2026 was primarily attributable to higher chargeback related losses within Merchant Solutions, as well as an increase in expected credit loss provisions driven by an increase in the loss‑given‑default assumption. Write-offs for the three months ended September 30, 2026 and 2025 were $10,461 and $9,924, respectively, and for the nine months ended September 30, 2026 and 2025 were $32,108 and $32,329, respectively.